Credit facilities (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Short term loans third parties	$ 1,800,996	$ 836,765
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans third parties		836,765	$ 312,028
Lou Hong [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	September 30, 2025, extended to September 30, 2026
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 628,615	$ 626,009
Lou Hong [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		September 30, 2025
Short term loans third parties interest rate		0.00%
Short term loans third parties collateral guarantee descriptions		None
Short term loans third parties		$ 626,009
Runze Li [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	December 31, 2025, extended to December 31, 2026
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 2,235	$ 2,086
Runze Li [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		December 31, 2025
Short term loans third parties interest rate		0.00%
Short term loans third parties collateral guarantee descriptions		None
Short term loans third parties		$ 2,086	43,769
Shanghai Xinjing Construction Labor Service Center [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	November 30, 2025, extended to November 30, 2026
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 209,538	$ 208,670
Shanghai Xinjing Construction Labor Service Center [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		November 30, 2025
Short term loans third parties interest rate		0.00%
Short term loans third parties collateral guarantee descriptions		None
Short term loans third parties		$ 208,670	211,784
New Ben Global Enterprises Limited [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions	March 2026
Short term loans third parties interest rate	0.00%
Short term loans third parties collateral guarantee descriptions	None
Short term loans third parties	$ 960,608
Lingyu Ye [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		December 2019 (renewed in December 2020, extended to December 2024)
Short term loans third parties interest rate		0.00%
Short term loans third parties collateral guarantee descriptions		None
Short term loans third parties			28,237
Xiamen Haosheng Investing Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans third parties maturities descriptions		April 2020 (extended to April 2024)
Short term loans third parties interest rate		0.00%
Short term loans third parties collateral guarantee descriptions		None
Short term loans third parties			$ 28,238